[logo] alpha analytics
          INVESTMENT GROUP, LLC




September 2000

Dear Fellow Shareholders:

When we designed our mutual funds we had a simple goal in mind. We wanted to offer funds that we, as investors, would like to invest in. Our funds were designed by investors for investors. This simple idea has several consequences:
     -- We have a simple universal fee of 1.3% for all our Funds that is paid to the fund's investment advisor. In return, the advisor has agreed to pay all expenses associated with running the funds. There are no hidden fees.
     -- Based on this agreement, our expense ratio is below the industry average for our types of funds. These averages, as reported by Morningstar, are 1.4% for large cap value funds, and 1.74% for technology funds. Without this agreement the Funds' expense ratio would be higher.
     -- All of the Alpha Analytics mutual funds are no-load funds. There are no front or back end loads. These funds are intended for investment advisors and for sophisticated investors willing and able to do their own homework.
     -- There is a 2% redemption fee on shares held less than 90 days, and a 1% redemption fee on shares held less than 365 days. These fees are paid to the funds and benefit the remaining shareholders. They are meant to defray the transaction costs and other adverse effects of short term investing.
     -- Our funds have a clear focus. The Alpha Analytics Value Fund is a large cap value fund. The Alpha Analytics Digital Future Fund is a technology fund. We are committed to maintaining this focus. This allows individual investors and money managers to understand exactly what they are buying.
     -- Our goal is to be close to 100% invested at all times. We leave the timing decisions to our shareholders.

The past year has been very volatile, and made for a challenging year. Overall, however, it has been very good for our shareholders.


--------
(1) The S&P 500 is an unmanaged index of stocks considered to be representative of large cap stocks in general. The NASDAQ composite is an unmanaged index of stocks in the NASDAQ, and tends to be heavily weighted in technology. The PSE 100 is an index of 100 stocks in the technology sector. You cannot invest in an index. Specific security holdings should not be considered recommendations to buy individual securities.

                       ---------------------------------------------------------
                       1901 Avenue of the Stars        Telephone: (310) 556-0389
                       Suite 1100                      Telefax:   (310) 556-8945
                       Los Angeles, CA 90067-6002      www.alphaanalytics.com

The Alpha Analytics Value Fund was the top performing large cap value mutual fund in 1999 according to Morningstar and Lipper. It continues to do well. For the 12 months ending July 31, 2000 it returned 24.94%. The S&P 5001 returned 8.97%. This is illustrated in the accompanying graph. The average return of all large cap value funds tracked by Morningstar over this same period was -1.95%. The strong performance of the Alpha Analytics Value Fund over the 12 months ending July 31, 2000 places it in the top 2% of large cap value mutual funds ranked by Morningstar over this period. Of course this is too short a period of time to judge long-term investment performance, and we do expect the performance over longer periods to vary. Accordingly, past performance may not be indicative of future results.

On December 16, 1999, the Alpha Analytics Value Fund posted a $0.58/share short-term capital gains distribution and a $0.01/share dividend distribution.

The investment philosophy of the Alpha Analytics Value Fund is to search for "relative value" as measured by price-to-earnings, price-to-sales, price-to-revenue, and price-to-cash flow. We used the market volatility to our advantage and found a number of opportunities to purchase extremely strong companies at very attractive valuations. We were able to buy some technology companies that were statistically cheap at the time of purchase and may have been ignored by most traditional value managers.

On December 22, 1999 we launched the Alpha Analytics Digital Future Fund. This was the top performing technology fund tracked by Morningstar and Lipper for the first calendar quarter of 2000. For the 7 months ending July 31, 2000, it returned 25.21%. Over this same period the Pacific Stock Exchange Technology 100 (PSE100) was up 5.69% and the NASDAQ Composite* was down -7.43%. The average technology fund tracked by Morningstar was down -1.33%. As illustrated in the accompanying chart, since inception the Alpha Analytics Digital Future Fund is up 36.60%, while the PSE100 was up 13.58%, and the NASDAQ Composite was down -3.58%. All of these periods of time are too short to judge investment performance, and we expect the performance over longer periods of time to vary. Subsequently, past performance may not be indicative of future results.

This fund is team managed by Mike Cohen, John Gipson and myself. It is unique in that it employs a dual hybrid approach. We start with our vision of the future of information technology, and pick companies that we believe will be leaders in this sector. This supplies the "strategic vision" for the Fund. These stocks are then tested using our proprietary quantitative model developed specifically for the tech sector. This model attempts to evaluate which stocks will do well in the near term, and hence which stocks to buy (or sell), and how large a position to establish in each. This provides the "tactical know-how" for the Fund.

In choosing stocks you don't have to be right most of the time to come out ahead overall. At the fiscal year end slightly more than half (23 out of 43) of our positions in the Alpha Analytics Digital Future Fund were carried at a loss. However, many of our positions were up substantially: Rambus, up 273.98%; Newport Networks up 262.82%, SDLI Inc, up 148.02%, Avanex, up 94.11%. It was the strong performance of these and the remaining stocks that were up that resulted in the strong performance of the portfolio as a whole.

We have been pleased with the performance of both these funds so far. Of course, the above figures are a snapshot of the Funds' performance at a specific instance in time. Past performance is no guarantee of future returns, and we do expect the NAV of the funds to fluctuate, sometimes dramatically. For example, during the market correction of March and April of 2000, the Net Asset Value
(NAV) of the Alpha Analytics Digital Fund went from a high of $20.08 on March 9, 2000 to a low of $9.84 on April 14, 2000. If you had bought at the high, and sold at the low you would have incurred substantial losses. On the other hand, we believe that many investors in the Digital Future Fund have been rewarded for the risks they took.

We have undertaken several initiatives to make our funds more broadly available. The funds are now registered in all 50 states and the District of Columbia. On August 1, 2000 our funds became available through Schwab OneSource. Schwab is the largest independent fund distributor. The Schwab ticker symbol of the Alpha Analytics Value Fund is AVF1Z (AVF-"one"-Z"), and of the Alpha Analytics Digital Future Fund ADF1Z (ADF-"one"-Z"). We continue to explore other distribution channels, and hope to have our funds available through other sources in the future.

Our web site, WWW.ALPHAANALYTICS.COM, continues to be an important channel of communication with our shareholders and the public. We encourage you to visit us there. We answer all email that originates from the website, and welcome suggestions from you on how we can improve the website and our customer service. This site was redesigned in January 2000, and continues to be modified, based in large part on comments by visitors. Prospectuses and account applications can be directly downloaded from the website. Our Funds' Net Asset Value (NAV) and performance figures are updated on a daily basis. Last year our site averaged about 5 visitors a day; we now see about 100 visitors a day. We expect the traffic to continue to increase as we attract more shareholders, and as our performance becomes more widely known.

We believe that communication is one of our most important responsibilities. We have worked hard to make sure that information about our funds is readily available. We are proud of the performance of our funds, and want investors and money managers to be able to easily compare our funds against their peers. Our mutual funds are now tracked by Morningstar, Lipper and Standard & Poor's. Third party information about our funds can be found on the Schwab website, WWW.SCHWAB.COM, at the Morningstar website, WWW.MORNINGSTAR.COM (symbols M$_BAFD and M$_EAH), at the Standard & Poor's mutual fund site WWW.MICROPAL.COM), and at WWW.MAXFUNDS.COM (symbols TNBXM and XBCMM).

I started this letter by addressing you as "Fellow Shareholders". I personally own substantial shares in both our funds. This is true of our portfolio managers as well. We invest this money like our own because our money is invested side-by-side with yours.

Are we concerned by the recent volatility in the NASDAQ? Of course we are. Do we think this means that you should abandon your long-term investment strategy and move to cash? No, we don't. The basics of successful long-term investing remain: knowing your own tolerance for risk and desire for reward, careful planning, diligent implementation, persistent patience and appropriate diversification. Don't let the short-term market volatility (either up or down) knock you off your well thought out long term investment plans.

Thanks again for choosing Alpha Analytics mutual funds as one of your investment vehicles.

May all your investments prosper.

/s/ROBERT E. GIPSON
-------------------
Robert Gipson
President

           COMPARISON OF CHANGES IN VALUE OF $10,000 SINCE INCEPTION
                     (INCLUDING REINVESTMENT OF DIVIDENDS)

                           ALPHA ANALYTICS VALUE FUND
                          Average Annual Total Return:
                    For the year ended July 31, 2000: 24.94%
                   Since Inception (January 1, 1999): 28.59%

                        Value Fund       $14,892
                        S&P 500 Index    $11,851







                      ALPHA ANALYTICS DIGITAL FUTURE FUND
                 Total return for the period December 22, 1999
           (commencement of operations) through July 31, 2000: 36.60%


                        Digital Future Fund             $13,660
                        PSE Technology Index            $11,358
                        NASDAQ Composite Index          $ 9,642


THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND SHOULD NOT BE INTERPRETED AS INDICATIVE OF THE FUND'S FUTURE PERFORMANCE.


RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN REDDEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2000

                                                                        MARKET
SHARES                                                                  VALUE
------                                                                  -----

COMMON STOCKS - 94.19%
APPAREL MANUFACTURERS - 1.51%
       3,000 +          Jones Apparel Group, Inc. ................... $  68,625
                                                                      ----------
BANKING - 2.08%
       2,000            Bank of America Corp. .......................    94,750
                                                                      ----------
BASIC MATERIALS - 1.58%
       1,500            Minerals Technologies, Inc. .................    71,906
                                                                      ----------
BEVERAGES - 3.83%
       5,000            Diageo PLC- Sposored ADR ....................   174,063
                                                                      ----------
COMMERCIAL SERVICES - 5.89%
       3,300            First Data Corp. ............................   152,006
       3,000            Manpower, Inc. ..............................   116,062
                                                                      ----------
                                                                        268,068
                                                                      ----------
COMMUNICATION SERVICES - 15.04%
       6,200            AT&T Corp. ..................................   191,812
      18,300 +          Global Telesystems Group, Inc. ..............   155,550
       3,500            SBC Communications, Inc. ....................   148,969
       4,000            Verizon Communications ......................   188,000
                                                                      ----------
                                                                        684,331
                                                                      ----------
COMPUTER HARDWARE - 9.98%
      10,000            Compaq Computer Corporation .................   280,625
       4,449 +          Palm, Inc. ..................................   173,511
                                                                      ----------
                                                                        454,136
                                                                      ----------
COMPUTER NETWORKS - 7.95%
      21,000 +          3Com Corp. ..................................   284,813
       8,000 +          Novell, Inc. ................................    77,000
                                                                      ----------
                                                                        361,813
                                                                      ----------
COMPUTER SOFTWARE & Programming - 4.55%
       1,000            Electronic Data Systems Corp. ...............    43,000
       4,700 +          J.D. Edwards & Company ......................    59,631
       3,200 +          Synopsys, Inc. ..............................   104,200
                                                                      ----------
                                                                        206,831
                                                                      ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 2.22%
       3,000            Honeywell International, Inc. ...............   100,875
                                                                      ----------
FINANCIAL SERVICES - 6.10%
       2,055            ING Groep N.V. Sponsored ADR ................   138,199
       2,500            MBIA, Inc. ..................................   139,219
                                                                      ----------
                                                                        277,418
                                                                      ----------
INSURANCE - 6.67%
       4,000            Allstate Corp. ..............................   110,250
       9,200 +          MetLife, Inc. ...............................   193,200
                                                                      ----------
                                                                        303,450
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.




                                      -6-


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2000
                                   (Continued)

                                                                        MARKET
SHARES                                                                  VALUE
------                                                                  -----

 INTERNET SOFTWARE - 3.57%
      20,000 +          Genuity, Inc. ............................... $ 162,500
                                                                      ---------

MANUFACTURING - 1.76%
       6,000 +          Owens-Illinois, Inc. ........................    79,875
                                                                      ---------
MEDICAL & Related - 5.44%
       3,900            Abbott Laboratories .........................   162,337
       4,000            Mylan Laboratories ..........................    85,000
                                                                      ---------
                                                                        247,337
                                                                      ---------
NETWORKING PRODUCTS - 2.16%
       1,000 +          AVICI Systems, Inc. .........................    98,375
                                                                      ---------
OIL, ENERGY & Natural Gas - 5.11%
       7,500            Conoco, Inc- Cl B ...........................   172,969
       1,200            Transocean Sedco Forex, Inc. ................    59,400
                                                                      ---------
                                                                        232,369
                                                                      ---------
PHARMACEUTICALS - 4.20%
       1,300 +          Elan Corporation PLC Sponsored ADR ..........    69,469
       2,200 +          Watson Pharmaceuticals, Inc. ................   121,550
                                                                      ---------
                                                                        191,019
                                                                      ---------
RETAIL - 3.11%
       6,000 +          Abercrombie & Fitch .........................    96,375
       1,500            Albertson's, Inc. ...........................    45,281
                                                                      ---------
                                                                        141,656
                                                                      ---------
TRAVEL SERVICES - 1.44%
       3,400            Galileo International, Inc. .................    65,450
                                                                      ---------

                        TOTAL COMMON STOCK
                        (Cost $4,222,869) ........................... 4,284,847
                                                                      ---------

 PRINCIPAL
   AMOUNT
   ------

SHORT TERM INVESTMENTS - 4.88%
   $ 222,000            Firstar Treasury Fund
                        (Cost $222,000) .............................   222,000
                                                                      ---------

                        TOTAL INVESTMENTS
                        (Cost $4,444,869) ............. 99.07%        4,506,847

                        Cash and other assets
                        less liabilities ..............  0.93%           42,139
                                                       ------         ---------

                        TOTAL NET ASSETS ..............100.00%       $4,548,986
                                                       ======        ==========

   The accompanying notes are an integral part of these financial statements.





                                      -7-


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2000
                                   (Continued)




(1) Federal Tax Information: At July 31, 2000 the net unrealized appreciation based on cost for Federal Income tax purposes of $4,444,869 was as follows:
         Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost........... $ 670,048
         Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value...........  (608,070)
                                                                      ---------
         Net unrealized appreciation................................. $  61,978
                                                                      =========

+   Non-income producing security







   The accompanying notes are an integral part of these financial statements.






                                      -8-

                        ALPHA ANALYTICS INVESTMENT TRUST
                                  DIGITAL FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2000



                                                                        MARKET
SHARES                                                                  VALUE
------                                                                  -----



COMMON STOCKS - 99.03%
COMMUNICATIONS EQUIPMENT - 21.09%
       2,800 +          ADC Telecommunications, Inc.................. $ 117,425
         500 +          Avanex Corp..................................    63,469
         600 +          Broadcom Corp................................   134,550
         600 +          Comverse Technology, Inc.....................    52,650
         800 +          Conexant Systems, Inc........................    25,600
       1,100 +          Corvis Corp..................................    90,561
       1,000 +          Harmonic, Inc................................    23,563
         700            Lucent Technologies, Inc.....................    30,625
         800            Nortel Networks Corp.........................    59,500
       1,300 +          Qualcomm, Inc................................    84,419
         900            Vodafone Group PLC...........................    38,812
                                                                      ---------
                                                                        721,174
                                                                      ---------
COMPUTER HARDWARE - 3.15%
       1,100 +          Emulex Corp..................................    55,000
         500 +          Sun Microsystems, Inc........................    52,719
                                                                      ---------
                                                                        107,719
                                                                      ---------
COMPUTER/NETWORK PRODUCTS - 5.66%
         800 +          Cisco Systems, Inc...........................    52,350
       1,300 +          EMC Corp.....................................   110,663
         600 +          Terayon Communication Systems, Inc...........    30,600
                                                                      ---------
                                                                        193,613
                                                                      ---------
COMPUTERS - PERIPHERAL EQUIPMENT - 1.86%
       1,000 +          SanDisk Corp.................................    63,750
                                                                      ---------

COMPUTER SOFTWARE & Services - 9.58%
       1,200 +          Commerce One, Inc............................    50,475
       2,600 +          eXcelon Corp.................................    15,437
         450 +          Foundry Networks, Inc........................    36,816
       1,000 +          Informatica Corp.............................    80,000
       2,400 +          Legato Systems, Inc..........................    23,325
         500 +          Microsoft Corp...............................    34,906
         800            SAP AG- Sponsored ADR........................    44,600
       5,000 +          Vertel Corp..................................    41,875
                                                                      ---------
                                                                        327,434
                                                                      ---------
ELECTRICAL EQUIPMENT - 1.55%
       2,000 +          C-COR.net Corp...............................    52,875
                                                                      ---------

ELECTRONICS - INSTRUMENT - 10.69%
       1,200 +          Coherent, Inc...............................     71,850
       3,000            Newport Corp................................    293,625
                                                                      ---------
                                                                        365,475
                                                                      ---------
   The accompanying notes are an integral part of these financial statements.





                                      -9-


                        ALPHA ANALYTICS INVESTMENT TRUST
                                  DIGITAL FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2000
                                  (Continued)



                                                                        MARKET
SHARES                                                                  VALUE
------                                                                  -----


ELECTRONICS- SEMICONDUCTORS - 22.23%
       1,000 +          Altera Corp.................................. $  98,187
         700 +          Applied Micro Circuits Corp..................   104,475
       2,500 +          Atmel Corp...................................    74,844
       1,000            Intel Corp...................................    66,750
       1,300 +          QLogic Corp..................................    96,850
         600            Texas Instruments, Inc.......................    35,212
       3,000 +          TriQuint Semiconductors, Inc.................   114,937
       1,700 +          Vitesse Semiconductor Corp...................   101,363
         900 +          Xilinx, Inc..................................    67,556
                                                                      ---------
                                                                        760,174
                                                                      ---------
FIBER OPTICS - 14.81%
       1,640 +          JDS Uniphase Corp............................   193,725
         900 +          SDL, Inc.....................................   312,356
                                                                      ---------
                                                                        506,081
                                                                      ---------
INTERNET - 3.26%
       1,500 +          CMGI, Inc....................................    56,812
       1,000 +          DoubleClick, Inc.............................    35,938
       6,000 +          On2.com, Inc.................................    18,750
                                                                      ---------
                                                                        111,500
                                                                      ---------
SERVICES - 5.15%
       2,400 +          Rambus, Inc..................................   175,950
                                                                      ---------

                        TOTAL COMMON STOCK
                        (Cost $3,316,444)............................ 3,385,745
                                                                      ---------

                        TOTAL INVESTMENTS
                        (Cost $3,316,444).............. 99.03%        3,385,745

                        Cash and other assets less
                        liabilities................     0.97%            33,240
                                                       -----          ---------
                        TOTAL NET ASSETS...........    100.00%       $3,418,985
                                                       ======        ==========



(1) Federal Tax Information: At July 31, 2000 the net unrealized appreciation based on cost for Federal Income tax purposes of $3,319,399 was as follows:
         Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost........... $ 902,641
         Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value............  (836,295)
                                                                      ---------
         Net unrealized appreciation................................. $  66,346
                                                                      =========
+   Non-income producing security


   The accompanying notes are an integral part of these financial statements.

                        ALPHA ANALYTICS INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 July 31, 2000


                                                                            DIGITAL
                                                            VALUE FUND    FUTURE FUND
                                                            ----------    -----------
ASSETS:

Investments in securities, at value (Cost $4,444,869 and
      and $3,316,444, respectively) (Note 2) .............   $4,506,847   $3,385,745
Cash .....................................................      417,763        7,803
Receivable for securities sold ...........................      103,774       90,588
Receivable for fund shares sold ..........................       11,500       21,367
Dividends and interest receivable ........................        3,581          196
Other receivables ........................................        3,881        6,402
                                                             ----------   ----------
      Total Assets .......................................    5,047,346    3,512,101
                                                             ----------   ----------
LIABILITIES:
Payable for securities purchased .........................      493,467       89,122
Accrued advisory fees (Note 3) ...........................        4,893        3,994
                                                             ----------   ----------
      Total Liabilities ..................................      498,360       93,116
                                                             ----------   ----------
      Net Assets .........................................   $4,548,986   $3,418,985
                                                             ==========   ==========

NET ASSETS CONSIST OF:
Additional paid in capital  (Note 6) .....................   $3,714,609   $3,321,267
Undistributed net realized gain (loss) from
      investment transactions (Note 6) ...................      772,399       28,417
Net unrealized appreciation (depreciation) on investments        61,978       69,301
                                                             ----------   ----------
      Net Assets .........................................   $4,548,986   $3,418,985
                                                             ==========   ==========

Net asset value and redemption price per share
      ($4,548,986/319,391 and $3,418,985/250,339 shares of
       capital stock outstanding, respectively) (Note 4) .   $    14.24   $    13.66
                                                             ==========   ==========


   The accompanying notes are an integral part of these financial statements.



                        ALPHA ANALYTICS INVESTMENT TRUST
                             STATEMENT OF OPERATIONS
                        For the year ended July 31, 2000



                                                                        DIGITAL
                                                                        FUTURE
                                                         VALUE FUND     FUND(1)
                                                         ----------     -------

INVESTMENT INCOME:
Dividends ............................................   $  29,160    $     177
Interest .............................................       6,726        1,013
                                                         ---------    ---------
       Total investment income .......................      35,886        1,190
                                                         ---------    ---------

EXPENSES:
Investment advisory fee (Note 3) .....................      52,544       21,348
Trustees fees ........................................       9,000        9,000
Taxes ................................................         800            0
                                                         ---------    ---------
       Total expenses ................................      62,344       30,348

Less:  Expense reimbursement and waivers (Note 3) ....     (16,880)     (11,884)
                                                         ---------    ---------
       Net expenses ..................................      45,464       18,464
                                                         ---------    ---------
       Net investment income (loss) ..................      (9,578)     (17,274)
                                                         ---------    ---------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 (Note 2)
Net realized gains (losses) from investment
       transactions ..................................     783,350       45,690
Unrealized appreciation (depreciation) of
       investments for the period ....................     (74,143)      69,301
                                                         ---------    ---------
Net realized and unrealized gains (losses)
       on investments ................................     709,207      114,991
                                                         ---------    ---------
Net increase (decrease) in net assets resulting
       from operations ...............................   $ 699,629    $  97,717
                                                         =========    =========


(1) The Digital Future Fund commenced operations on December 22, 1999.



   The accompanying notes are an integral part of these financial statements.



                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                                FOR THE YEAR    JANUARY 1, 1999(1)
                                                                   ENDED             THROUGH
                                                               JULY 31, 2000      JULY 31, 1999
                                                               -------------      -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:

Net investment income (loss) ..................................   $    (9,578)   $     1,162
Net realized gains  from investment transactions ..............       783,350        125,255
Unrealized appreciation (depreciation) for the period .........       (74,143)       136,121
                                                                  -----------    -----------
Net increase in net assets resulting from operations ..........       699,629        262,538
                                                                  -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income ($0.01 and $0.00
     per share, respectively) .................................        (2,166)             0
Distributions from net gains on investments ($0.58 and $0.00
     per share, respectively) .................................      (125,624)             0
CAPITAL SHARE TRANSACTIONS:  (Note 4) .........................     1,591,898      2,071,711
                                                                  -----------    -----------
Net increase in net assets ....................................     2,163,737      2,334,249
NET ASSETS:
Beginning of period ...........................................     2,385,249         51,000
                                                                  -----------    -----------
End of period (including undistributed net investment income of
     $0 and $1,162, respectively) .............................   $ 4,548,986    $ 2,385,249
                                                                  ===========    ===========

(1) Commencement of operations.


   The accompanying notes are an integral part of these financial statements.





                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                            DECEMBER 22, 1999(1)
                                                                     THROUGH
                                                                  JULY 31, 2000
                                                                  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:

Net investment loss .............................................   $   (17,274)
Net realized gains from investment transactions .................        45,690
Unrealized appreciation  for the period .........................        69,301
                                                                    -----------
Net increase in net assets resulting from operations ............        97,717
                                                                    -----------

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income ........................             0
Distributions from net gains on investments .....................             0
CAPITAL SHARE TRANSACTIONS:  (Note 4) ...........................     3,321,268
                                                                    -----------
Net increase in net assets ......................................     3,418,985
NET ASSETS:
Beginning of period .............................................             0
                                                                    -----------
End of period (including undistributed
        net investment income of $0).............................   $ 3,418,985
                                                                    ===========


(1) Commencement of operations.


   The accompanying notes are an integral part of these financial statements.




                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)


                                                            FOR THE YEAR   JANUARY 1, 1999(1)
                                                                ENDED         THROUGH
                                                            JULY 31, 2000   JULY 31, 1999
                                                            -------------   -------------

Net asset value, beginning of period .......................   $   11.92     $   10.00
                                                               ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...............................       (0.04)         0.01
Net realized and unrealized gains (losses)
     on investments ........................................        2.95          1.91
                                                               ---------     ---------
Total from investment operations ...........................        2.91          1.92
                                                               ---------     ---------

LESS DISTRIBUTIONS:
Dividends from net investment income .......................       (0.01)         0.00
Distribution from realized gains from security
     transactions ..........................................       (0.58)         0.00
                                                               ---------     ---------
Total distributions ........................................       (0.59)         0.00
                                                               ---------     ---------

Net asset value, end of period .............................   $   14.24     $   11.92
                                                               =========     =========

Total return ...............................................       24.94%        19.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $   4,549     $   2,385
Ratio of expenses to average net assets,
     before reimbursement ..................................        1.78%         2.45%
Ratio of expenses to average net assets,
     net of reimbursement ..................................        1.30%         1.30%
Ratio of net investment income (loss) to average net assets,
     before reimbursement ..................................        (.76%)       (1.03%)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement ..................................        (.27%)        0.12%
Portfolio turnover rate ....................................      101.54%        32.98%


(1) Commencement of operations.
(2) Ratios for this period of operations are annualized.




   The accompanying notes are an integral part of these financial statements.




                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)


                                                            DECEMBER 22, 1999(1)
                                                                  THROUGH
                                                               JULY 31, 2000
                                                               -------------

Net asset value, beginning of period...........................      $ 10.00
                                                                     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.10)
Net realized and unrealized gains (losses)
     on investments............................................         3.76
                                                                     -------
Total from investment operations...............................         3.66
                                                                     -------
LESS DISTRIBUTIONS:
Dividends from net investment income...........................         0.00
Distribution from realized gains from security
     transactions..............................................         0.00
                                                                     -------
Total distributions............................................         0.00
                                                                     -------

Net asset value, end of period.................................      $ 13.66
                                                                     =======

Total return...................................................        36.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................      $ 3,419
Ratio of expenses to average net assets,
     before reimbursement......................................         2.12%(2)
Ratio of expenses to average net assets,
     net of reimbursement......................................         1.30%(2)
Ratio of net investment income (loss) to average net assets,
     before reimbursement......................................        (2.04%)(2)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement......................................        (1.21%)(2)
Portfolio turnover rate........................................        16.55%


(1) Commencement of operations.
(2) Ratios for this period of operations are annualized.

   The accompanying notes are an integral part of these financial statements.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2000



NOTE 1. ORGANIZATION

     Alpha Analytics Value Fund (the "Value Fund") and Alpha Analytics Digital Future Fund (the "Digital Future Fund"), were each organized as a series of Alpha Analytics Investment Trust, an Ohio business trust (the "Trust"). The Value Fund was organized on August 18, 1998, and commenced operations on January 1, 1999. The Digital Future Fund was organized on December 13, 1999, and commenced operations on December 22, 1999. The Trust is an open-end, diversified management investment company under the Investment Company Act of 1940, authorized to issue an unlimited number of shares, each share representing an undivided, proportionate interest in each Fund, each with its own investment objectives and policies.

    Each Fund's investment objective is to provide shareholders with long term capital appreciation. The Value Fund seeks to achieve its objective by pursuing a relative value philosophy, investing in stocks of companies that possess above-average financial characteristics and that are attractively priced relative to the market and to the prices at which stocks have sold on a historical basis. The Digital Future Fund seeks to achieve its objective by investing primarily in stocks of information technology companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

      SECURITY VALUATION-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price on such exchanges, or at the last bid price in the over-the-counter market except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the Adviser believes such prices accurately reflect the fair market value of the security.

      Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2000
                                   (CONTINUED)


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      FEDERAL INCOME TAXES- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

      DIVIDENDS AND DISTRIBUTIONS-Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

     ORGANIZATION EXPENSES- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), each Fund incurred organization expenses. The Adviser was obligated to incur these expenses.

      SECURITY TRANSACTIONS- The Funds follow industry practice and record security transactions on the trade date. The first in first out identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.


NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

     The Trust retains Alpha Analytics Investment Group, LLC (the "Adviser"), to manage the assets of each Fund. Under the terms of the agreement, a monthly fee is paid to the Adviser at an annual rate of 1.50% of the average daily net assets of each Fund. The Adviser pays all of the operating expenses for each of the Funds except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. Through November 30, 2000, the Adviser has agreed to waive 0.20% of average net assets from its fees so that the fee would be 1.30% of average daily net assets.

     For the year ended July 31, 2000, the Adviser earned advisory fees of $73,892 and incurred expense reimbursements and waivers of $28,764. The Adviser earned $52,544 from the Value Fund and $21,348 from the Digital Future Fund. The Adviser waived fees and reimbursed expenses amounting to $16,880 for the Value Fund and $11,884 for the Digital Future Fund.

     The Adviser has entered into a sub-advisory agreement with Cambiar Investors, Inc. to serve as the sub-adviser to the Value Fund.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2000
                                   (CONTINUED)


NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

     The Trust has agreements with American Data Services, Inc. (the "Administrator") to provide shareholder servicing , fund accounting and administrative services to the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of each Fund's arrangement with its custodian and assistance in the preparation of the Trust's registration statement under federal and state laws. For its services as administrator, transfer agent, and fund accountant, American Data Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate based upon assets and the number of shareholder accounts serviced subject to an annual minimum fee of $43,200 per Fund.

     Certain officers and trustees of the Trust are also officers and owners of Alpha Analytics Investment Group, L.L.C. Beneficial ownership of more than 25% of the voting securities of the Funds creates a presumption of control of this Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2000, Wildwood Enterprises owned more than 25% of the Value Fund.

     The Trust has an agreement with AmeriMutual Funds Distributors, Inc. (the "Distributor") to act as the principal distributor of the Funds' shares. The services of the Administrator and Distributor are operating expenses paid by the Adviser.



NOTE 4. FUND SHARE TRANSACTIONS

     At July 31, 2000, there were an unlimited number of Fund shares authorized. Paid in capital at July 31, 2000, for the Value Fund and Digital Future Fund, amounted to $3,714,609 and $3,321,267, respectively.

     Transactions in capital shares were as follows:

          ALPHA ANALYTICS VALUE FUND:
                                             FOR THE YEAR                FOR THE PERIOD
                                               ENDED                   JANUARY 1, 1999(1)
                                            JULY 31, 2000               TO JULY 31, 1999
                                         SHARES       AMOUNT           SHARES        AMOUNT
                                     ---------------------------------------------------------

    Shares sold ....................    119,834    $ 1,610,186        195,006    $ 2,071,723
    Shares issued for reinvestment of
     dividends and distributions
     from realized gains ...........      9,917        127,727              0              0
    Shares redeemed ................    (10,464)      (146,015)            (1)           (12)
                                    -----------    -----------    -----------    -----------

    Net increase ...................    119,287    $ 1,591,898        195,005    $ 2,071,711
                                    ===========    ===========    ===========    ===========

         (1) Commencement of operations.


                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2000
                                   (CONTINUED)


NOTE 4. FUND SHARE TRANSACTIONS (CONTINUED)


           ALPHA ANALYTICS DIGITAL FUTURE FUND:

                                                          FOR THE PERIOD
                                                       DECEMBER  22, 1999(1)
                                                          TO JULY 31, 2000
                                                        SHARES          AMOUNT
                                                  -----------------------------
    Shares sold ................................      251,011       $ 3,329,933
    Shares issued for reinvestment of
     dividends and distributions
     from realized gains .......................            0                 0
    Shares redeemed ............................         (672)           (8,666)
                                                  -----------       -----------

    Net increase ...............................      250,339       $ 3,321,267
                                                  ===========       ===========

(1)      Commencement of operations.


NOTE 5. INVESTMENTS

     Investment transactions, excluding short-term investments, for the year ended July 31, 2000, were as follows:
                                                                       DIGITAL
                                                    VALUE FUND       FUTURE FUND
                                                    ----------       -----------
         Purchases...........................       $ 4,889,834      $ 3,610,957
         Sales...............................       $ 3,290,160      $   335,160



NOTE 6. RECLASSIFICATIONS

     In accordance with SOP 93-2, the Value Fund and the Digital Future Fund have each recorded a reclassification in the capital accounts. As of July 31, 2000 the Value Fund and Digital Future Fund recorded permanent book/tax differences from undistributed net investment income to realized capital gains of ($10,572) and ($17,274), respectively. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.